Note 25 - Derivative Financial Instruments	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Note 25 - Derivative Financial Instruments

25Derivative financial instruments

Net fair values of derivative financial instruments

The net fair values of derivative financial instruments, in accordance with IFRS 13,are:

	Year ended December 31,
	2022	2021
Derivatives hedging borrowings and investments	6,480	2,472
Other derivatives	24,325	8,843
Contracts with positive fair values	30,805	11,315

Derivatives hedging borrowings and investments	-	(147)
Other derivatives	(7,127)	(11,181)
Contracts with negative fair values	(7,127)	(11,328)
Total	23,678	(13)

Foreign exchange and commodities derivative contracts and hedge accounting

Tenaris applies hedge accounting to certain cash flow hedges of highly probable forecast transactions. The net fair values of exchange rate derivatives and those derivatives that were designated for hedge accounting as of December 31, 2022 and 2021 were as follows:

Purchase currency	Sell currency	Term	Fair Value		Hedge Accounting Reserve
			2022	2021	2022	2021
MXN	USD	2023	6,571	1,444	(67)	(93)
USD	MXN	2023	-	(838)	-	-
EUR	USD	2023	1,866	(7,670)	(2,786)	(7,430)
USD	EUR	2023	20,783	9,092	23,935	8,258
JPY	USD	2023	-	(269)	-	557
USD	BRL	2023	(2,490)	(1,030)	-	-
USD	KWD	2023	(129)	-	-	-
USD	CAD	2023	404	(246)	-	-
USD	GBP	2023	(11)	(55)	-	-
USD	CNY	2023	(242)	(130)	-	-
BRL	USD	2023	223	(238)	-	-
Others		2023	63	(40)	3	-
Total			27,038	20	21,085	1,292

Purchase Commodity	Term	Fair Value		Hedge Accounting Reserve
		2022	2021	2022	2021
Houston Ship Channel Gas	2023	(814)	(33)	(814)	(33)
LME Scrap	2023	29	-	(3,148)	-
Iron Ore	2023	12	-	(1,274)	-
Electric Energy	2023	(519)	-	(519)	-
TTF Gas	2023	(2,068)	-	(2,207)	-
Total		(3,360)	(33)	(7,963)	(33)

Following is a summary of the hedge reserve evolution:

(all amounts in thousands of U.S. dollars)

	Equity Reserve Dec-2020	Movements 2021	Equity Reserve Dec-2021	Movements 2022	Equity Reserve Dec-2022
Foreign Exchange & Commodities	(4,771)	6,030	1,259	11,863	13,122
Total Cash flow Hedge	(4,771)	6,030	1,259	11,863	13,122

Tenaris estimates that the cash flow hedge reserve corresponding to derivatives instruments at December 31, 2022 will be recycled to the Consolidated Income Statement during 2023. For information on hedge accounting reserve,seesection III.D to these Consolidated Financial Statements.